Debt - Liabilities in financing activities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities in financing activities at beginning of year	kr 319,677	kr 324,066
Changes in liabilities arising from financing activities [abstract]
Cash Flow	12,265	(18,445)
Exchange rate difference	(26,063)	14,397
Unrealized changes in fair value	1,107	(342)
Accrued interest	1	1
Liabilities in financing activities at end of year	306,986	319,677
Senior debt
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities in financing activities at beginning of year	324,995	317,736
Changes in liabilities arising from financing activities [abstract]
Cash Flow	19,543	(17,757)
Exchange rate difference	(40,452)	23,139
Unrealized changes in fair value	547	1,877
Liabilities in financing activities at end of year	304,633	324,995
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities in financing activities at beginning of year	98	125
Changes in liabilities arising from financing activities [abstract]
Cash Flow	(30)	(28)
Unrealized changes in fair value	17
Accrued interest	1	1
Liabilities in financing activities at end of year	86	98
Derivatives, net
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities in financing activities at beginning of year	(5,416)	6,205
Changes in liabilities arising from financing activities [abstract]
Cash Flow	(7,249)	(660)
Exchange rate difference	14,389	(8,742)
Unrealized changes in fair value	543	(2,219)
Liabilities in financing activities at end of year	kr 2,267	kr (5,416)